UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 9/30/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

JAG Large Cap Growth Fund

September 30, 2013

JAG Capital Management LLC

9841 Clayton Road

St. Louis, MO 63124

Annual Shareholder Letter

September 30, 20 13

Dear Shareholder:

Your Fund continues to maintain a constructive stance on the equity markets in general and on large capitalization growth stocks in particular.  Consistent with this view and in accordance with our investment philosophy, we have invested substantially all of the Fund's assets in a focused portfolio of companies which we believe possess strong growth characteristics, fundamental strength, and compelling price appreciation potential.  Over the past year, the biggest contributors to the Fund's performance have been the investments we have made in companies within the Consumer Discretionary, Health Care, Information Technology, and Industrials sectors.

The broader  U.S. equity market  continued  to romp higher over the past year, despite a dramatic spike in interest rates, never-ending Congressional  dysfunction, a bloody civil war in Syria, a slowdown  in Chinese growth, the Taper/ No-Taper  debate  at the Fed, and widespread  recession  in much of Europe.  Moreover, the broad market's gains have come despite the fact that overall corporate earnings growth has been decelerating for several quarters.  Indeed, year-over-year Operating EPS growth for the S&P 500 Index ended the 2nd quarter at a paltry 0.6%, down from almost 13% as of March 2012.  According to data from Zacks Research, analysts expect earnings to improve soon.  The third quarter 2013 earnings growth  rate is expected  to  rise to almost 5%, and consensus expectations call for growth  to pick up significantly in the coming four quarters to a roughly 15% year-over-year clip by next June.  These heady growth forecasts represent both opportunity and risk for the equity market over the intermediate term.  While we believe valuation multiples still have some room to expand, stocks are obviously not as cheap today as they were last year at this time.   This implies that actual earnings growth - as opposed to multiple expansion - will play a greater role in driving stock returns in the coming year.  If corporate earnings growth is able to meet or exceed consensus expectations, we think the broader market has plenty of room to the upside. On the other hand, stock prices will likely suffer from any major disappointment on the earnings front.

From a big picture standpoint, we think the best performing stocks over the next year will tend to be companies with superior sales growth and stable or expanding profit margins. As the current bull market approaches its fifth birthday, we believe that companies demonstrating the ability to sell increasing amounts  of their goods and services at stable or higher prices will be most likely to outperform the overall market in 20 14.  Similarly, companies that find it challenging to grow  their top  line and/or  resort to financial engineering to drive earnings growth  will likely experience a more difficult time i n the markets.

Thank you for entrusting us with your capital.  No matter what path the markets take in the comi ng months - up, down, or sideways - we will work hard to invest the Fund's assets into the best growth companies we can find. We obviously cannot guarantee future returns, but we can assure you that your portfolio managers are heavily invested alongside you in our Fund.

Best regards,

  Norman  B. Conley Ill

Portfolio Manager

Daniel J. Ferry, Jr.

Portfolio Manager

*The S&P 500® Index is an unmanaged composite of 500 large capitalization companies.  This i ndex is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an i ndex and unmanaged index returns do not reflect any fees, expenses or sales charges.

During the fiscal year, the Fund's Class A. C and I   shares generated  cumulative total  returns, without sales charges, of 18.0 I %, 17.10% and 18.33%, respectively.  These returns compare to the cumulative total returns of the Fund's benchmark, the Russell I 000 Growth Total Return Index.

2500-NLD-1 0/ 15/2013

JAG Large Cap Growth Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2013

The Fund's performance figures* for each of the periods ended September 30, 2013, compared to its benchmark:

	1 Year Return	Since Inception(a)
Class A	18.01%	20.16%
Class A with 5.75% load	11.19%	16.21%
Class C	17.10%	19.17%
Class I	18.33%	20.40%
Russell 1000 Growth Total Return Index(b)	19.27%	20.80%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds, expenses incurred with any merger or reorganization, and extraordinary expenses such as litigation) at 1.50% of the Fund’s average daily net assets through January 31, 2014. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Trustees.Without these waivers, the Fund's total annual operating expenses would have been 2.42%, 3.17%, and 2.17% for the JAG Large Cap Growth Fund's Class A, Class C, and Class I shares, per the February 1, 2013, prospectus, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-552-4596.

(a) JAG Large Cap Growth Fund commenced operations on December 22, 2011.
(b) The Russell 1000 Growth Total Return Index represents an unmanaged portfolio of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Industry	% of Net Assets
Internet	16.4%
Biotechnology	11.7%
Computers	9.2%
Commercial Services	7.1%
Semiconductors	6.5%
Media	5.9%
Machinery	5.6%
Diversified Financial Services	4.8%
Beverages	4.5%
Retail	4.0%
Other / Cash & Cash Equivalents	24.3%
100.0%

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2013
Shares		Value

	COMMON STOCKS - 98.9%
	APPAREL - 2.0%
5,530	Under Armour, Inc. - Class A *	$ 439,358

	BANKS - 2.7%
43,817	Bank of America Corp.	604,675

	BEVERAGES - 4.5%
4,397	Fomento Economico Mexicano SAB de CV - ADR	426,905
10,820	Monster Beverage Corp. *	565,345
		992,250
	BIOTECHNOLOGY - 11.7%
4,940	Amgen, Inc.	552,984
5,174	Celgene Corp. *	796,434
7,850	Illumina, Inc. *	634,515
1,930	Regeneron Pharmaceuticals, Inc. *	603,839
		2,587,772
	CHEMICALS - 1.9%
3,970	Monsanto Co.	414,349

	COMMERCIAL SERVICES - 7.1%
25,280	Hertz Global Holdings, Inc. *	560,205
1,507	Mastercard, Inc. - Class A	1,013,879
		1,574,084
	COMPUTERS - 9.2%
1,008	Apple, Inc.	480,564
20,345	NCR Corp. *	805,865
17,100	NetApp, Inc.	728,802
		2,015,231
	DIVERSIFIED FINANCIAL SERVICES - 4.8%
14,665	Discover Financial Services	741,169
5,715	Ocwen Financial Corp. *	318,726
		1,059,895
	ENGINEERING & CONSTRUCTION - 1.9%
6,200	Chicago Bridge & Iron Co. NV	420,174

	FOOD - 1.8%
15,740	BRF SA - ADR	386,102

	INTERNET - 16.4%
2,465	Amazon.com, Inc. *	770,658
11,745	eBay, Inc. *	655,253
848	Google, Inc. - Class A *	742,772
1,580	Netflix, Inc. *	488,552
3,125	TripAdvisor, Inc. *	237,000
21,970	Yahoo!, Inc. *	728,525
		3,622,760

See accompanying note to financial statements.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013
Shares		Value

	MACHINERY - 5.6%
4,879	Cummins, Inc.	$ 648,273
4,336	Roper Industries, Inc.	576,124
		1,224,397
	MEDIA - 5.9%
10,290	Discovery Communications, Inc. - Class A *	868,682
6,800	Walt Disney Co.	438,532
		1,307,214
	MISCELLANEOUS MANUFACTURING - 2.4%
8,007	Ingersoll-Rand PLC	519,975

	OIL & GAS - 2.3%
2,975	EOG Resources, Inc.	503,608

	RETAIL - 4.0%
11,560	Starbucks Corp.	889,773

	SEMICONDUCTORS - 6.5%
14,720	ARM Holdings PLC - ADR	708,326
10,834	QUALCOMM, Inc.	729,778
		1,438,104
	SOFTWARE - 3.3%
13,965	Akamai Technologies, Inc. *	721,990

	TELECOMMUNICATIONS - 1.3%
12,455	Cisco Systems, Inc.	291,696

	TRANSPORTATION - 3.6%
3,555	Kansas City Southern	388,775
2,646	Union Pacific Corp.	411,030
		799,805

	TOTAL COMMON STOCKS (Cost $17,583,872)	21,813,212

See accompanying note to financial statements.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (continued)
September 30, 2013
Shares		Value

SHORT-TERM INVESTMENT - 1.3%
287,707	Federated Treasury Obligations Fund, Institutional Shares, 0.01%** (Cost $287,707)	$ 287,707

	TOTAL INVESTMENTS - 100.2% (Cost $17,871,579) (a)	$ 22,100,919
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(44,297)
	TOTAL NET ASSETS - 100.0%	$ 22,056,622

ADR - American Depositary Receipt
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2013
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,891,757 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 4,312,777
	Unrealized depreciation	(103,615)
	Net unrealized appreciation	$ 4,209,162

See accompanying note to financial statements.

JAG Large Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013

ASSETS
Investment securities:
At cost	$ 17,871,579
At value	$ 22,100,919
Receivable for Fund shares sold	513
Dividends and interest receivable	4,128
Prepaid expenses and other assets	5,966
TOTAL ASSETS	22,111,526

LIABILITIES
Payable for Fund shares redeemed	252
Investment manager fees payable	16,615
Distribution (12b-1) fees payable	9,996
Fees payable to other affiliates	9,029
Accrued expenses and other liabilities	19,012
TOTAL LIABILITIES	54,904
NET ASSETS	$ 22,056,622

Composition of Net Assets:
Paid in capital	$ 17,721,442
Accumulated net investment loss	(116,361)
Accumulated net realized gain from investment transactions	222,201
Net unrealized appreciation of investments	4,229,340
NET ASSETS	$ 22,056,622

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 7,946,110
Shares of beneficial interest outstanding (a)	574,148
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)	$ 13.84
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 14.68

Class C Shares:
Net Assets	$ 54,673
Shares of beneficial interest outstanding (a)	4,007
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (c)	$ 13.64

Class I Shares:
Net Assets	$ 14,055,839
Shares of beneficial interest outstanding (a)	1,011,717
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 13.89
(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)

Investments in Class C shares may be subject to a 1.00% CDSC on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying note to financial statements.

JAG Large Cap Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2013

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,631)	$ 168,479
Interest	33
TOTAL INVESTMENT INCOME	168,512

EXPENSES
Investment management fees	179,325
Distribution (12b-1) fees:
Class A	16,250
Class C	254
Administration fees	33,116
MFund service fees	22,919
Professional fees	18,388
Registration fees	15,238
Compliance officer fees	12,125
Custodian fees	6,724
Printing and postage expenses	5,012
Trustees fees and expenses	3,386
Non 12b-1 shareholder servicing fees	2,050
Insurance expense	614
Other expenses	4,381
TOTAL EXPENSES	319,782

Less: Fees waived by the Manager	(34,078)
NET EXPENSES	285,704

NET INVESTMENT LOSS	(117,192)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	228,589
Net change in unrealized appreciation on:
Investments	3,253,784

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,482,373

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,365,181

See accompanying note to financial statements.

JAG Large Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	September 30, 2013	September 30, 2012(a)
FROM OPERATIONS
Net investment loss	$ (117,192)	$ (59,172)
Net realized gain from investments	228,589	9,050
Net change in unrealized appreciation on investments	3,253,784	975,556
Net increase in net assets resulting from operations	3,365,181	925,434

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(5,588)	-
Class C	(10)	-
Class I	(9,827)	-
Net decrease in net assets from distributions to shareholders	(15,425)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,300,256	6,086,412
Class C	50,743	8,900
Class I	2,356,218	9,466,087
Net asset value of shares issued in reinvestment of distributions:
Class A	5,121	-
Class C	-	-
Class I	9,816	-
Payments for shares redeemed:
Class A	(5,093,092)	(915,218)
Class C	(11,950)	-
Class I	(342,750)	(139,111)
Net increase in net assets from shares of beneficial interest	3,274,362	14,507,070

TOTAL INCREASE IN NET ASSETS	6,624,118	15,432,504

NET ASSETS
Beginning of Period	15,432,504	-
End of Period *	$ 22,056,622	$ 15,432,504
*Includes accumulated net investment loss of:	$ (116,361)	$ (59,159)

(a) The JAG Large Cap Growth Fund commenced operations on December 22, 2011.

See accompanying note to financial statements.

JAG Large Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Period Ended
	September 30, 2013	September 30, 2012(a)
SHARE ACTIVITY
Class A:
Shares Sold	548,425	544,973
Shares Reinvested	444	-
Shares Redeemed	(440,378)	(79,316)
Net increase in shares of beneficial interest outstanding	108,491	465,657

Class C:
Shares Sold	4,104	841
Shares Redeemed	(938)	-
Net increase in shares of beneficial interest outstanding	3,166	841

Class I:
Shares Sold	192,165	859,413
Shares Reinvested	850	-
Shares Redeemed	(28,386)	(12,325)
Net increase in shares of beneficial interest outstanding	164,629	847,088

(a) The JAG Large Cap Growth Fund commenced operations on December 22, 2011.

See accompanying note to financial statements.

JAG Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	Class A			Class C			Class I

	Year Ended	Period Ended		Year Ended	Period Ended		Year Ended	Period Ended
	September 30,	September 30,		September 30,	September 30,		September 30,	September 30,
	2013	2012 (1)		2013	2012 (1)		2013	2012 (1)
Net asset value, beginning of period	$ 11.74	$ 10.00		$ 11.66	$ 10.00		$ 11.75	$ 10.00

Activity from investment operations:
Net investment loss (6)	(0.10)	(0.08)		(0.21)	(0.14)		(0.07)	(0.05)
Net realized and unrealized
gain on investments	2.21	1.82		2.20	1.80		2.22	1.80
Total from investment operations	2.11	1.74		1.99	1.66		2.15	1.75

Less distributions from:
Net realized gains	(0.01)	-		(0.01)	-		(0.01)	-
Total distributions	(0.01)	-		(0.01)	-		(0.01)	-
				-			-
Net asset value, end of period	$ 13.84	$ 11.74		$ 13.64	$ 11.66		$ 13.89	$ 11.75

Total return (2)	18.01%	17.40%	(5)	17.10%	16.60%	(5)	18.33%	17.50%	(5)

Net assets, at end of period (000s)	$ 7,946	$ 5,465		$ 55	$ 10		$ 14,056	$ 9,958

Ratio of gross expenses to average
net assets (3)	1.94%	2.42%	(4)	2.69%	3.17%	(4)	1.69%	2.17%	(4)
Ratio of net expenses to average
net assets	1.75%	1.75%	(4)	2.50%	2.50%	(4)	1.50%	1.50%	(4)
Ratio of net investment loss
to average net assets	(0.82%)	(0.86%)	(4)	(1.65%)	(1.61%)	(4)	(0.56%)	(0.61%)	(4)

Portfolio Turnover Rate	78%	56%	(5)	78%	56%	(5)	78%	56%	(5)

(1)	The JAG Large Cap Growth Fund commenced operations on December 22, 2011.
(2)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Annualized for periods less than one full year.
(5) Not annualized.
(6)	Per share amounts calculated using the average shares method.

See accompanying note to financial statements.

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (“the Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”).   The Trust currently consists of twenty-four series. These financial statements include the following series: JAG Large Cap Growth Fund (the “Fund”). The Fund is a separate non-diversified series of the Trust.  JAG Capital Management LLC (the "Manager"), acts as manager to the Fund.

The JAG Large Cap Growth Fund commenced operations on December 22, 2011. The Fund’s investment objective is capital appreciation.

The Fund offers three classes of shares:  Class A, Class C and Class I shares.  Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Fund which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.   GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets measured at fair value:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks	$ 21,813,212	$ -	$ 21,813,212
Short-Term Investment	287,707	-	287,707
Total	$ 22,100,919	$ -	$ 22,100,919

(a) As of and during the year ended September 30, 2013, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers between Level 1 and Level 2 during the year except as noted in the below table for the Fund’s short-term investment. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. For a detailed break-out of Common Stocks by Industry classification, please refer to the Schedule of Investments.

The following amounts were transfers in/(out) of Level 2 assets:

	Short-Term Investment	Total
Transfers into Level 2 from Level 1	$ -	$ -
Transfers from Level 2 into Level 1	(287,707)	(287,707)
Net Transfers in/(out) of Level 2	$ (287,707)	$ (287,707)

There were no transfers from Level 1 to Level 2. Transfers that were made out of Level 2 represent securities no longer being fair valued using observable inputs and are now being valued using quoted prices in active markets.

During the year ended September 30, 2013, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the year ended September 30, 2013, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of September 30, 2013, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year 2012, or expected to be taken in the Fund’s 2013 tax returns. No examination of the Fund’s tax returns is presently in progress.

c)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

e)

Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on debt securities over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)

Sales charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Investments in Class C shares are subject to a CDSC of 1.00% in the event of certain redemptions within 12 months following purchase.  The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended September 30, 2013, there were no CDSC fees paid to the Manager.

(2)

INVESTMENT TRANSACTIONS

For the year ended September 30, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 16,824,682	$ 13,700,906

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

JAG Capital Management LLC acts as investment manager to the Fund pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year ended September 30, 2013, management fees of $179,325 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions; leverage interest, dividends on securities sold short; taxes; costs of investing in underlying funds; expenses incurred with any merger or reorganization, and extraordinary expenses such as litigation) at 1.50% of the Fund’s average daily net assets through January 31, 2014. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Trustees.

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

For the year ended September 30, 2013, the Manager waived management fees of $34,078. As of September 30, 2013, the Manager may recapture $56,321, before September 30, 2015, and $34,078 before September 30, 2016 subject to the terms of the Expense Limitation Agreement.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended September 30, 2013, the Fund incurred $22,919 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

J.A. Glynn & Co. acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, J.A. Glynn & Co. received $9,854 of brokerage commissions from the Fund for the year ended September 30, 2013. Certain Officers and/or employees of the Manager have an affiliation with J.A. Glynn & Co.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per Fund in the Trust and $500 per valuation committee meeting and special board meeting attended at the discretion of the Chairman. Effective May 1, 2013, the Chairman of the Trust’s Audit Committee receives a $400 annual fee per Fund. Prior to this date the Chairman of the Trust’s Audit Committee received a quarterly fee of $750 for all Funds in the Trust. The fees paid to the Trustees are paid in Fund shares. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1(the “Plan”), under the 1940 Act for Class A shares and Class C shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The Trust has not adopted a plan for Class I shares. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the year ended September 30, 2013, J.A. Glynn & Co., an affiliated broker, received $2,323 in underwriter commissions from the sale of shares of the Fund.

(4)   TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended September 30, 2013 was as follows:

Fiscal Year Ended
September 30, 2013
Ordinary Income	$ 14,361
Long-Term Capital Gain	1,064
$ 15,425

There were no distributions for the fiscal period ended September 30, 2012.

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

JAG Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ -	$ 242,379	$ -	$ -	$ (116,361)	$ 4,209,162	$ 4,335,180

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $116,361.

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, resulted in reclassification for the year ended September 30, 2013 as follows:  a decrease in paid in capital and accumulated net investment loss of $59,990.

(5)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2013, Mid Atlantic Capital Corp. held 28.6% of the voting securities of the Fund, for the sole benefit of customers and may be deemed to control the Fund.

(6)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in these ASU’s require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU’s are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

(7)

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the JAG Large Cap Growth Fund and

the Board of Trustees of Mutual Fund Series Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the JAG Large Cap Growth Fund, a series of shares of beneficial interest of Mutual Fund Series Trust (the “Fund”), as of September 30, 2013, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 22, 2011 (commencement of operations) through September 30, 2012.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the JAG Large Cap Growth Fund, as of September 30, 2013, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period from December 22, 2011 through September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

November 26, 2013

JAG LARGE CAP GROWTH FUND

EXPENSE EXAMPLES

September 30, 2013 (Unaudited)

As a shareholder of the JAG Large Cap Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the JAG Large Cap Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the JAG Large Cap Growth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13 – 9/30/13	Expense Ratio During Period** 4/1/13 – 9/30/13
Class A	$1,000.00	$1,135.40	$9.37	1.75%
Class C	1,000.00	1,131.00	13.36	2.50
Class I	1,000.00	1,136.70	8.03	1.50

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13 – 9/30/13	Expense Ratio During Period** 4/1/13 – 9/30/13
Class A	$1,000.00	$1,016.29	$8.85	1.75%
Class C	1,000.00	1,012.53	12.61	2.50
Class I	1,000.00	1,017.55	7.59	1.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

JAG Large Cap Growth Fund

Additional Information (Unaudited)

September 30, 2013

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-552-4596; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-552-4596; and on the Commission’s website at http://www.sec.gov.

JAG Large Cap Growth Fund

TRUSTEES AND OFFICERS (Unaudited)

September 30, 2013

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Managing Member of PTL Real Estate LLC, a real estate/investment firm, since 2000. Managing Member of Bear Property, LLC, a real estate firm, since 2006. President of Genovese Imports, an importer/ distributor of wine, from 2005 to 2011.	24	Variable Insurance Trust since 2010
Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	24	Variable Insurance Trust since 2010
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	24	Variable Insurance Trust since 2010

JAG Large Cap Growth Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

September 30, 2013

Interested Trustee*  ** and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Secretary	Trustee since 7/2006; President since 2/2012; Secretary since 2/2013	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; President, MFund Distributors LLC, 10/2012-present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to 10/2013 President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	24	Variable Insurance Trust since 2010
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A
Steve Troche 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1984	Assistant Secretary	Since 2/2013	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A
Debra Brown CCO Compliance 1140 Avenue of the Americas, 9th Floor New York, NY 10036 Year of Birth: 1962	Chief Compliance Officer	Since 7/2012	Chief Compliance Officer, CCO Compliance Services, LLC 7/2012 to present; Attorney, Brown & Associates LLC 9/2000 to present.	N/A	N/A

*The term of office of each Trustee is indefinite.

** The Trustee who is an "intrested persons" of the Trust as defined in the 1940 Act is n interested person by virture of being an officer of an investment advisor to certain series of the Trust.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

ADVISOR

JAG Capital Management, LLC.

9841 Clayton Road

St. Louis, MO 63124

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

DISTRIBUTOR

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, Ohio 43215

CUSTODIAN BANK

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2013	2012
JAG Large Cap Growth Fund	10,000	10,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2013	2012
JAG Large Cap Growth Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2013 and 2012 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2013 and 2012 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: December 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: December 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: December 5, 2013